DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of total revenue by channel
	Year ended December 31,
	2025	2024

DOOH	$94,852	$69,679
CTV	62,117	43,641
Web	190,872	220,606
Search	90,997	162,738
Other	1,089	1,622

	$439,927	$498,286

Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2025	2024	2023

U.S.	$319,262	$373,039	$638,748
Other	120,665	125,247	104,407

	$439,927	$498,286	$743,155

Schedule of property and equipment attributed to geographic areas
	December 31,
	2025	2024

Israel	$27,309	$25,520
U.S.	1,122	3,075
Other	425	530

	$28,856	$29,125

(*) Long-lived assets comprise property and equipment, net and operating lease right-of-use assets, net.